CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                                 March 11, 2015



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:         First Trust Exchange-Traded Fund IV
                 (Registration Nos. 333-174332, 811-22559)
              -------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of a Prospectus and Statement of Additional Information for each of First Trust Enhanced Short Maturity ETF and First Trust Strategic Income ETF, each a series of the Registrant, filed pursuant to Rule 497(c) on March 2, 2015.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By:   /s/ Morrison C. Warren
                                                 --------------------------
                                                      Morrison C. Warren

Enclosures